Earnings per common share - € / shares		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [Abstract]
Basic	[1]	€ 0.73	€ 0.21	€ 1.25	€ 0.79
Diluted	[1]	€ 0.72	€ 0.21	€ 1.22	€ 0.77
Number of shares in million [Abstract]
Denominator for basic earnings per share, weighted-average shares outstanding		2,080.7	2,096.4	2,086.5	2,096.3
Denominator for diluted earnings per share, adjusted weighted-average shares after assumed conversions		2,115.2	2,141.8	2,128.4	2,137.9

[1]	Earnings were adjusted by € 479 million and € 363 million before tax for the coupons paid on Additional Tier 1 Notes in April 2022 and April 2021, respectively. The coupons paid on Additional Tier 1 Notes are not attributable to Deutsche Bank shareholders and therefore need to be deducted in the calculation in accordance with IAS 33.